Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about classes of share capital [Table Text Block]
		Origination Member Units	SVS	MVS	PVS	Amount
Balance at December 31, 2020 and 2019	Note	17,083,501	-	-	-	$37,097,376
Issuance of member units for cash	13	819,215	-	-	-	8,044,700
Issuance of member units exchanged for promissory notes	13	353,870	-	-	-	3,475,000
Issuance of member units for exploration and evaluation assets	13	356,415	-	-	-	3,499,995
Issuance of member units to contractors	13	923,954	-	-	-	9,073,228
Redemption of member units	12	(3,992,629)	-	-	-	(8,680,786)
Issuance of member units exchanged for promissory notes	13	234,216	-	-	-	2,300,000
Origination Unit split 1:3	2	31,557,084	-	-	-	-
Allocation of opening non-controlling interest	14	(16,168,422)	-	-	-	(18,721,276)
Shares issued for cash, net of issuance costs of $247,218	2	-	161,976.000	17,057.000	-	5,499,832
Exchange of units for SVS and MVS	2	(31,167,204)	1,427,421.000	297,397.830	-	-
Proportiante Voting Shares issued for cash	2	-	-	-	15,947.292	128,213
Shares issued on reverse takeover	2	-	534,384.000	-	-	1,697,865
MVS converted to SVS		-	30,411,950.000	(304,119.500)
Balance at December 31, 2021		-	32,535,731.000	10,335.330	15,947.292	$43,414,147

Disclosure of detailed information about income (loss) per share explanatory [Table Text Block]
	Year ended December 31, 2021			Year ended December 31, 2020
	Net Loss	Shares	Loss per Share	Net Loss	Shares	Loss per Share
Income/(loss) - basic	$(29,671,345)	42,596,264	$(0.70)	$(7,530,178)	17,083,501	$(0.44)
Diliutive effect of outstanding awards	-	-	-	-	-	-
Loss - diluted	$(29,671,345)	42,596,264	$(0.70)	$(7,530,178)	17,083,501	$(0.44)